Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2024
EBP 004 [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)
Flowers Foods, Inc.
401(k) Retirement Savings Plan
Schedule H, line 4i — Schedule of Assets (Held at End of Year)
December 31, 2024 EIN
No. 58-2582379
/ Plan Number 004

(a) Party in Interest	(b) Identity of issue or borrower	(c) Description of Investment	(d) Cost**	(e) Current Value
	Putnam Stable Value Fun d	Collective Investment Trust ; 55,452,404 shares		$56,346,493
	Geneva Small Cap Growth Collective FD C	Collective Investment Trust ; 1,536,013 shares		16,954,975
	Harbor Capital Appreciation CIT 4	Collective Investment Trust ; 1 share		1
	Harbor Capital Appreciation CIT R	Collective Investment Trust ; 5,332,142 shares		95,125,412
	Vanguard Target Retire 2020 Trust II	Collective Trust Fund ; 330,032 shares		15,478,517
	The Vanguard Target Retire 2025 Trust II	Collective Trust Fund ; 955,189 shares		47,214,981
	The Vanguard Target Retire 2030 Trust II	Collective Trust Fund ; 1,410,729 shares		72,060,031
	Vanguard Target Retire 2035 Trust II	Collective Trust Fund ; 1,046,630 shares		56,507,539
	Vanguard Target Retire 2040 Trust II	Collective Trust Fund ; 708,132 shares		40,972,532
	Vanguard Target Retire 2045 Trust I I	Collective Trust Fund ; 623,120 shares		37,642,663
	Vanguard Target Retire 2050 Trust I I	Collective Trust Fund ; 617,305 shares		38,038,323
	Vanguard Target Retire 2055 Trust I I	Collective Trust Fund ; 394,794 shares		32,578,400
	Vanguard Target Retire 2060 Trust I I	Collective Trust Fund ; 246,509 shares		16,052,693
	Vanguard Target Retire 2065 Trust I I	Collective Trust Fund ; 137,868 shares		5,528,499
	Vanguard Target Retire Inc Trust I I	Collective Trust Fund ; 94,825 shares		4,268,076
	The Vanguard Target Retire 2070 Trust I I	Collective Trust Fund ; 36,241 shares		886,454

				535,655,589

	American Europacific Growth Fun d	Mutual Fund ; 522,613 shares		28,074,783
	Dodge & Cox Income X	Mutual Fund ; 3,157,045 shares		39,115,795
	Dodge & Cox Stock X	Mutual Fund ; 325,904 shares		83,819,254
	Seagall Bryant & Hamill SM CP VAL I N S	Mutual Fund ; 477,649 shares		7,112,187
	Vanguard Institutional Index Fu n d	Mutual Fund ; 176,259 shares		84,410,419
	Vanguard Small Cap Index In s tl	Mutual Fund ; 116,662 shares		13,433,577
	Vanguard Total Bond Market Index In s t	Mutual Fund ; 1,620,515 shares		15,362,486
	Vanguard Total Intl Stock Index In s tl	Mutual Fund ; 146,571 shares		18,573,502

				289,902,003
	Flowers Foods, Inc Common Stock Fund:
	Invesco Funds Government & Agen c y	Mutual Fund ; 260,541 shares		260,541
*	Flowers Foods, Inc. Common Sto ck	Common Stock ; 1,621,384 shares		33,497,793
*	Notes receivable from participant s	Notes, with interest rates between 9.75% and 10.5%		23,328,496

				$882,644,422

*	Parties-in-Interest (See Note 6)
**	Cost information not required for participant-directed accounts